Christopher D. Menconi +1.202.373.6173 christopher.menconi@morganlewis.com

VIA EDGAR

May 4, 2016

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated April 29, 2016, for the Trust’s YieldShares High Income ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 171, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-16-012630 on April 29, 2016.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,
/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001